Subsequent Events	3 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 15. SUBSEQUENT EVENTS

On October 1, 2013, we completed the acquisition of Grupo Sendal, S.L. (“Sendal”), an infusion specialty disposable manufacturer in Spain that primarily serves the western European market. We funded the acquisition with existing cash and funds generated from operations. The acquisition of Sendal was not material to our unaudited condensed consolidated financial statements.

In August 2013, we announced that our Board of Directors had approved a share repurchase program authorizing the repurchase of up to $750 million of our common stock. During the quarter ended September 30, 2013, we purchased a total of 3.3 million shares under this program for an aggregate of $121 million (excluding commissions and fees). From October 1, 2013 through the date of this filing, we purchased an additional 2.4 million shares under this program for an aggregate of $94 million (excluding commissions and fees).